Share Based Compensation (Status And Changes Of Non-Vested Options/SARs) (Detail) (Ltip Plans And 2003 Plan [Member], USD $)	12 Months Ended
Dec. 31, 2012
Ltip Plans And 2003 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at January 1	7,468,019
Granted	0
Vested	(2,022,036)
Forfeited	(787,577)
Outstanding at December 31	4,658,406
Weighted Average Grant Date Fair Value - Outstanding at January 1	$ 3.59
Weighted Average Grant Date Fair Value - Granted	$ 0.00
Weighted Average Grant Date Fair Value - Vested	$ 3.89
Weighted Average Grant Date Fair Value - Forfeited	$ 3.54
Weighted Average Grant Date Fair Value - Outstanding at December 31	$ 3.47